Asset retirement obligations	12 Months Ended
Dec. 31, 2019
Asset retirement obligations
Asset retirement obligations

27.  Asset retirement obligations

Provision is made for expected costs for the closure of the mines and deactivation of the related mining assets. Changes in the provision for asset retirement obligations and long-term interest rates (per annum, used to discount these obligations to present value and to update the provisions) are as follows:

	December 31, 2019	December 31, 2018
Balance at beginning of the year	3,115	3,168
Present value valuation	37	15
Settlements	(47)	(27)
Revisions on cash flows estimates (i)	812	229
Translation adjustment	43	(270)
Balance at end of the year	3,960	3,115
Current	158	85
Non-current	3,802	3,030
	3,960	3,115
Long-term interest rates (per annum)
Brazil	3.36%	4.94%
Canada	0.40%	0.77%
Mozambique	5.20%	8.53%
Other regions	0.60% - 4.78%	1.33% - 5.73%
(i)	In 2019, includes changes in discount rates and updating plans for mine closure, that also considers new legal requirements related to the decommissioning.

Accounting policy

When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset, resulting in an expense recognized in the income statement.

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Critical accounting estimates and judgments

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significant impact the recorded provision. Therefore, the estimated costs for closure of the mining assets is deemed to be a critical accounting estimate and annually reviewed.